Equity	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Equity

Note 8. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options and RSUs were allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2017	2016	2017	2016
	U.S $ in thousands
Cost of sales	$799	$729	$1,442	$1,451
Research and development, net	1,089	1,357	1,938	2,716
Selling, general and administrative	3,443	3,393	5,855	6,935
Total stock-based compensation expenses	$5,331	$5,479	$9,235	$11,102

A summary of the Company’s stock option activity for the six months ended June 30, 2017 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2017	2,615,461	$37.21
Granted	1,608,885	20.51
Exercised	(140,476)	15.77
Forfeited	(464,266)	40.97
Options outstanding as of June 30, 2017	3,619,604	$30.14
Options exercisable as of June 30, 2017	1,477,347	$38.88

The outstanding options generally have a term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee’s continuous service to the Company. The fair value of stock options is determined using the Black-Scholes model.

The fair value of stock options is determined using the Black-Scholes model. The weighted-average grant date fair value of options that were granted during the six-month period ended June 30, 2017 was $10.78 per option.

During the six-month periods ended June 30, 2017 and 2016, the Company issued 140,476 shares and 93,591 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $2.2 million and $0.7 million for the six-month periods ended June 30, 2017 and 2016, respectively.

As of June 30, 2017, the unrecognized compensation cost of $23.2 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 3.2 years.

A summary of the Company’s RSUs activity for the six months ended June 30, 2017 is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested RSUs outstanding as of January 1, 2017	267,756	$81.35
Granted	253,858	19.97
Forfeited	(73,638)	82.50
Vested	(67,980)	57.69
Unvested RSUs outstanding as of June 30, 2017	379,996	$44.36

The fair value of RSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of June 30, 2017, the unrecognized compensation cost of $10.6 million related to all unvested, equity-classified RSUs is expected to be recognized as expense over a weighted-average period of 2.9 years.

b. Accumulated other comprehensive loss

The following table presents the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 30, 2017 and 2016:

	Six months ended June 30, 2017
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2017	$(24)	$(13,455)	$(13,479)
Other comprehensive income before reclassifications	1,069	3,150	4,219
Amounts reclassified from accumulated other comprehensive loss	(883)	-	(883)
Other comprehensive income	186	3,150	3,336
Balance as of June 30, 2017	$162	$(10,305)	$(10,143)

	Six months ended June 30, 2016
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	Hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2016	$(107)	$(10,667)	$(10,774)
Other comprehensive loss before reclassifications	542	380	922
Amounts reclassified from accumulated other comprehensive income	(151)	-	(151)
Other comprehensive income	391	380	771
Balance as of June 30, 2016	$284	$(10,287)	$(10,003)